Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings (Accumulated Deficit)
Common stock dividends, per share			0.70
Treasury Stock
Sale of treasury stock, shares	15,088	11,072	8,328
Treasury stock award, shares		8,500